Earnings per Share - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Dividends declared	$ 0	$ 0	$ 0
Management [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Unvested restricted stock units	300,000	300,000	225,000	150,000